PROPERTY, EQUIPMENT AND SOFTWARE (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, equipment and software
Less: accumulated depreciation and amortization			¥ (772,268,598)		¥ (1,253,759,503)
Total net book value	$ 805,409,777		5,555,959,499		5,591,960,081
Depreciation	$ 66,454,148	¥ 461,391,147	255,966,352	¥ 173,786,973
Building
Property, equipment and software
Original value			5,048,349,531		5,148,644,010
Computer equipment
Property, equipment and software
Original value			534,734,639		731,530,644
Website-related equipment
Property, equipment and software
Original value			377,457,565		536,705,335
Furniture and fixtures
Property, equipment and software
Original value			125,609,830		178,703,320
Software
Property, equipment and software
Original value			101,444,245		124,082,233
Leasehold improvements
Property, equipment and software
Original value			129,401,013		115,997,785
Construction in progress
Property, equipment and software
Original value			¥ 11,231,274		¥ 10,056,257